Short-Term Bank Credit And Loans (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 01, 2023	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Short-term Debt [Line Items]
Short-term credit and loans		$ 576,594		$ 115,076
Commercial paper			$ 315,000
Commercial paper, term	90 days
Commercial paper, term extension	90 days
Commercial paper, maximum term	5 years
Short-term loans
Short-term Debt [Line Items]
Short-term credit and loans		162,034		21,772
Short-term commercial securities
Short-term Debt [Line Items]
Short-term credit and loans		313,620		0
Short-term bank credit
Short-term Debt [Line Items]
Short-term credit and loans		$ 100,940		$ 93,304
SOFR
Short-term Debt [Line Items]
Interest percentage spread		5.38%
SOFR | Short-term commercial securities
Short-term Debt [Line Items]
Interest percentage spread		100.00%
Three Month SOFR
Short-term Debt [Line Items]
Commercial paper, basis spread on variable rate	0.01
Minimum | SOFR | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread		1.20%
Minimum | SOFR | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread		120.00%
Maximum | SOFR | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread		1.50%
Maximum | SOFR | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread		150.00%